Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Immaterial Correction of an Error in Prior Periods
Immaterial Correction of an Error in Prior Periods
During the second quarter of 2021, we identified immaterial errors related to the classification of information technology expenses that impacted our previously issued financial statements for the three months ended March 31, 2021. Previously, we classified information technology expenses entirely within General and administrative expenses in the Condensed Consolidated Statements of Operations. We subsequently determined that a portion of our information technology expenses are directly attributable to our revenue-generating activities and should be classified within Cost of revenues. We have adjusted for these errors by revising our financial statements presented herein. The correction resulted in an increase to Cost of revenues of $0.4 million for the three months ended March 31, 2021, with a corresponding reduction to General and administrative expenses. The increase to Cost of revenues resulted in a decrease to Marketplace and Resale contribution margin of $0.3 million and $0.1 million, respectively, for the three months ended March 31, 2021. The effect of the error did not impact the Net loss, the Condensed Consolidated Balance Sheets, and Condensed Consolidated Statements of Cash Flows.

COVID-19 Update
COVID-19
Update
The
COVID-19
pandemic continues to have a material impact on our business and results of operations. Beginning in the second quarter of 2021, and continuing through the first quarter of 2022, we have seen a recovery in ticket orders as mitigation measures ease.
The
COVID-19
pandemic is evolving, and as new variants emerge the ultimate pace and timing of recovery continues to remain uncertain. We expect uncertainties around our key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the
COVID-19
pandemic. Our estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in our condensed consolidated financial statements. If economic conditions caused by the pandemic do not continue to recover, our financial condition, cash flows, and results of operations may be further materially impacted.

Betcha Acquisition
Betcha Acquisition
On December 13, 2021, we acquired 100% of the equity interests of Betcha, Sports Inc. (“Betcha”). Betcha is a real money daily fantasy sports app with social and gamification features that enhance fans’ connection with their favorite live sports. The acquisition date fair value of the consideration transferred consisted of approximately $0.8 million in cash and 2.1 million shares of Class A common stock. The total consideration includes cash earnouts of $7.5 million as of the acquisition date representing the estimated fair value that we may be obligated to pay if Betcha meets certain earnings objectives following the acquisition. In addition, the purchase consideration includes future milestone payments of $9.7 million as of the acquisition date representing the estimated fair value that we may be obligated to pay upon the achievement of certain integration objectives. The purchase consideration allocation for Betcha is preliminary because the evaluations necessary to assess the fair values of the net assets acquired are still in process. The primary areas that are not yet finalized relate to the valuations of certain intangible assets, cash earnouts, milestone payments, and acquired income tax
assets and liabilities. As a result, these allocations are subject to change during the purchase price allocation period as the valuations are finalized.

Vivid Seats Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Use of Estimates
Use of Estimates
—We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with GAAP. Our estimates and assumptions affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our actual financial results
could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include the accrual for future customer compensation and the related recovery of future customer compensation asset; inventory valuation; accounts receivable valuation; valuation of equity-based compensation; valuation of warrants; valuation of acquired intangible assets and goodwill and valuation of earnouts issued in connection with our acquisition of Betcha Sports, Inc.; breakage rates related to customer credits; useful life of definite-lived intangible assets and other long-lived assets; and impairments of goodwill, indefinite-lived intangible assets, definite-lived intangible assets, and long-lived assets.

Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Cash and Cash Equivalents
Cash and Cash Equivalents
—Cash and cash equivalents include all cash balances and highly liquid investments purchased with original maturities of three months or less. Our cash and cash equivalents consist primarily of domestic bank accounts, interest-bearing deposit accounts, and money market accounts managed by third-party financial institutions.

Cash and cash equivalents held in interest-bearing accounts may exceed the Federal Deposit Insurance Corporation insurance limits. To reduce credit risk, we monitor the credit standing of the financial institutions that hold our cash and cash equivalents. However, balances could be impacted in the future if underlying financial institutions fail. As of December 31, 2021 and 2020, we have not experienced any loss or lack of access to its cash and cash equivalents.

Restricted Cash		Restricted Cash — Restricted cash consists of user funds which are separate from our operational funds and is reserved for users.
Accounts Receivable and Credit Policies
Accounts Receivable and Credit Policies
—Due to the significant number of
COVID-19
pandemic related event cancellations experienced during 2021 and 2020, $7.2 million and $23.4 million of the Accounts receivable balance at December 31, 2021 and 2020, respectively, consisted of amounts due from marketplace ticket sellers for cancelled event tickets. There is a concentration of risk associated with that cohort of creditors due to the unfavorable impact of the
COVID-19
pandemic on the live event industry. We recorded an allowance for doubtful accounts of $1.4 million and $5.7 million at December 31, 2021 and 2020, respectively to reflect potential challenges in collecting funds from marketplace ticket sellers. The allowance for doubtful accounts decreased during 2021 as ticket sellers on the marketplace platform repaid their outstanding balances. Accounts receivable balances are stated net of allowance for doubtful accounts. Bad debt expense is presented as a reduction of Revenues in the Consolidated Statements of Operations. Write-offs were $1.0 million for the year ended December 31, 2021 and immaterial for the years ended December 31, 2020, and 2019.
Inventory
Inventory
—Inventory consists of tickets to live events purchased by our Resale segment. All inventory is valued at the lower of cost or net realizable value, determined by the specific identification method. A provision is recorded to adjust inventory to its estimated realizable value when inventory is determined to be in excess of anticipated demand. During the years ended December 31, 2021, 2020, and 2019, we incurred inventory write-downs of $2.1 million, $1.6 million, and $3.6 million, respectively, which are presented in Cost of revenues in the Consolidated Statements of Operations.
Property and Equipment
Property and Equipment—
Property and equipment are stated at cost, net of depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Asset Class	Useful Life

Computer Equipment	5 years
Purchased Software	3 years
Furniture and Fixtures	7 years
Leasehold improvements are amortized over the shorter of the term of the lease or the improvements’ estimated useful lives.

Long-Lived Assets Impairment Assessments
Long-Lived Assets Impairment Assessments
—We review our long-lived assets (property and equipment – net and personal seat licenses – net) for impairment whenever events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. The fair value of our long-lived assets is determined using both the market approach and income approach, utilizing Level 3 inputs. If circumstances require a long-lived asset or asset group to be held and used be tested for possible impairment, we first compare the undiscounted cash flows expected to be generated by that long-lived asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent the carrying amount exceeds its fair value.
During the second quarter of 2020, we determined a triggering event occurred that required us to evaluate our long-lived assets for impairment. We recorded an impairment charge as a result of those assessments. Refer to Note 5,
Impairments
, for additional information.

Goodwill and Intangible Assets
Goodwill and Intangible Assets
—Goodwill represents the excess purchase price over the fair value of the net assets acquired. Intangible assets other than goodwill primarily consists of customer and supplier relationships, developed technology, non-compete
agreements, and trademarks.
We evaluate goodwill and our indefinite-lived intangible asset for impairment annually on October 31 or more frequently when an event occurs or circumstances change that indicates the carrying value may not be recoverable. We have the option to assess goodwill and our indefinite-lived intangible asset for impairment by first performing a qualitative assessment to determine whether it is more-likely-than-not
that the fair value of a reporting unit or the indefinite-lived intangible asset is less than its carrying value. If it is determined that the reporting unit’s or the indefinite-lived intangible asset’s fair value is more-likely-than-not
less than its carrying value, or if we do not elect the option to perform an initial qualitative assessment, we perform a quantitative assessment of the reporting unit’s or the indefinite-lived intangible asset’s fair value. If the fair value of the reporting unit or the indefinite-lived intangible asset is in excess of its carrying value, the related goodwill or the indefinite-lived intangible asset is not impaired. If the fair value of the reporting unit is less than the carrying value, we recognize an impairment equal to the difference between the carrying value of the reporting unit and its fair value, not to exceed the carrying value of goodwill. If the fair value of the indefinite-lived intangible asset is less than the carrying value, we recognize an impairment equal to the difference.
The fair value of our definite-lived intangible assets is determined using both the market approach and income approach, utilizing Level 3 inputs. We review our definite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. If circumstances require a definite-lived intangible asset or its asset group to be held and used be tested for possible impairment, we first compare the undiscounted cash flows expected to be generated by that definite-lived intangible asset or asset group to its carrying amount. If the carrying amount of the definite-lived intangible asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value.
Definite-lived intangible assets are amortized on a straight-line basis over their estimated period of benefit, over the following estimated useful lives:

Asset Class	Useful Life
Non-competition agreements	3 years
Supplier relationships	4 years
Developed technology	3-5 years
Customer relationships	2-5 years
During the second quarter of 2020, we determined a triggering event occurred that required us to evaluate our goodwill, indefinite-lived intangible asset, and definite-lived intangible assets for impairment, and we recorded an impairment charge as a result of those assessments. Refer to Note 5,
Impairments
, for additional information.

Capitalized Development Costs
Capitalized Development Costs
—We incur costs related to
internal-use
software and website development. Costs incurred in both the preliminary project stage and post-implementation stage of development are expensed as incurred. Qualifying development costs, including those incurred for upgrades and enhancements that result in additional functionality to existing software, are capitalized. Capitalized development costs are classified as Intangible assets – net on the Consolidated Balance Sheets and amortized using the straight-line method over the estimated useful life of the applicable software. The amortization is presented in Depreciation and amortization expense in the Consolidated
Statements
of Operations.
Accrued Customers Credits
Accrued Customer Credits
—We may issue credits to customers for cancelled events that can be applied to future purchases on our marketplace. The amount recognized in Accrued expenses and other current liabilities in the Consolidated Balance Sheets represents the balance owed to customers on credit. Breakage income from customer credits that are not expected to be used is
estimated and recognized
as
revenue in proportion to the
pattern of redemption for the customer credits that are used. When customer credits are used to make a purchase, revenue is recognized for the new transaction.

Accrued Future Customer Compensation
Accrued Future Customer Compensation
—Provisions for accrued future customer compensation are included in Accrued expenses and other current liabilities in the Consolidated Balance Sheets and represent compensation to be paid to customers for event cancellations or other service issues related to previously recorded sales transactions. The expected recoveries of these obligations are included in Prepaid expenses and other current assets. These provisions are based on historic experience, revenue volumes for future events, and management’s estimate of the likelihood of future event cancellations and are recognized as a component of Revenue. This estimated accrual could be impacted by future activity differing from our estimates, the effects of which could be material to the consolidated financial statements.
Income Taxes
Income Taxes
—Prior to the Merger Transaction, Hoya Intermediate is treated as a partnership for U.S. federal and most applicable state and local income tax purposes. As a partnership, Hoya Intermediate’s taxable income and losses were passed through to and included in the taxable income of its members, including Vivid Seats Inc. Accordingly, amounts related to income taxes were zero for us prior to the Merger Transaction, and therefore, are not representative of future amounts expected to be incurred by us.
Following the Merger Transaction, our parent legal entity is Vivid Seats Inc. We are subject to income taxes at the U.S. federal, state, and local levels for income tax purposes, including with respect to its allocable share of any taxable income of Hoya Intermediate. Income taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences on differences between the carrying amounts of assets and liabilities and their respective tax basis, using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is “more-likely-than not” that some portion or all of the deferred tax assets will not be realized. The realization of the deferred tax assets is dependent on the amount of our future taxable income.
We recognize interest and penalties related to underpayment of income taxes in Income tax expense on the Consolidated Statements of Operations. To date, the interest or penalties incurred related to income taxes have not been material.
Tax Receivable Agreement
—In connection with the Merger Transaction, Vivid Seats Inc. entered into an agreement (the “Tax Receivable Agreement”) with Hoya Intermediate and Hoya Topco, among other parties (“other TRA Holders”). Pursuant to the Tax Receivable Agreement, Vivid Seats Inc. is generally required to pay Hoya Topco and the other TRA Holders 85% of the amount of certain tax benefits, if any, that Vivid Seats Inc. and certain of its subsidiaries actually realize, or in some circumstances is deemed to realize, as a result of the various transactions occurring in connection with the Merger Transaction or in the future, including benefits arising from tax basis adjustments and certain other tax benefits attributable to payments made under the Tax Receivable Agreement.
The amount and timing of future tax benefits Vivid Seats Inc. realizes as a result of future exchanges of Intermediate Common Units by Hoya Topco and other TRA Holders, and the resulting amounts Vivid Seats Inc. will be required to pay to Hoya Topco and other TRA Holders pursuant to the Tax Receivable Agreement, will vary based on, among other things, (i) the amount and timing of future exchanges of Intermediate Common Units by Hoya Topco and other TRA Holders, and the extent to which such exchanges are taxable, (ii) the price per share of the Vivid Seats Class A common stock at the time of the exchanges, (iii) the amount and timing of future income against which to offset the tax benefits, and (iv) the tax rates then in effect.
To date, no exchanges of Intermediate Common Units by Hoya Topco or other TRA Holders have occurred, and as a result, we have not recognized a liability under the Tax Receivable Agreement.

Debt
Debt
—Term debt is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. Deferred borrowing costs and discounts are amortized to interest expense over the terms of the respective borrowings using the effective interest method. Upon the repayment of our term debt, we reflected prepayment penalties and the write-off
of any unamortized borrowing costs and discounts as loss on extinguishment of debt on the Consolidated Statements of Operations.
Derivatives
Derivatives
—We recognize derivatives on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting.
Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of the gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the earnings effect of the hedged forecasted transactions in a cash flow hedge. We formally evaluate, both at the inception of the hedge and quarterly, whether the derivative financial instrument is highly effective in offsetting changes in cash flows of the related underlying exposure.
For derivatives that are designated as, and meet all the required criteria for, a cash flow hedge, the net interest payments are recorded in Interest expense – net in the Consolidated Statements of Operations and the remaining changes in the fair value are recorded in Accumulated other comprehensive loss (“AOCL”) in the Consolidated Balance Sheets and reclassified into earnings as the underlying hedged item affects earnings.
Derivative instruments related to our hedging of interest rates are classified within Prepaid expenses and other current assets or Other liabilities in the Consolidated Balance Sheets depending on the nature of the balance at the end of the period.
We also entered into a series of warrant agreements in connection with the Merger Transaction. Certain of these warrants are classified as a liability within Other Liabilities in the Consolidated Balance Sheets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
—Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of our financial instruments is disclosed based on the fair value hierarchy using the following three categories:
Level 1
—Measurements that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2
—Measurements that include other inputs that are directly or indirectly observable in the marketplace.
Level 3
—Measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. These fair value measurements require significant judgment.

Warrant Accounting
Warrant Accounting
—In connection with the Merger Transaction, we issued several types of warrants. We separately evaluate the terms for each of these outstanding warrants in accordance with ASC 480,
Distinguishing Liabilities from Equity,
and ASC
815-40,
Derivatives and Hedging: Contracts in an Entity’s Own Equity
to determine the appropriate classification and accounting treatment. Our Public Warrants, Private Warrants, and Exercise Warrants meet the criteria to be classified as equity instruments. Hoya Intermediate Warrants are exercisable for Hoya Intermediate common units, which allow for a potential cash redemption at the discretion of the unit holder, and hence, these warrants are classified as a liability in Other liabilities on our Consolidated Balance Sheets. The warrant liability is subject to a fair value remeasurement each period with an offsetting adjustment reflected in Other expenses on our Consolidated Statements of Operations.
Redeemable noncontrolling interests
Redeemable Noncontrolling Interests
—Vivid Seats Inc. holds a 40.1
% interest in Hoya Interme
d
iate, with the remainder held by
Hoya
Topco. Hoya Topco’s interest in Hoya Intermediate represents a redeemable noncontrolling interest. At its discretion, Hoya Topco has the right to exchange its common units in Hoya Intermediate for either shares of Class A common stock of Vivid Seats Inc. on
a
one-to-one
basis or cash proceeds of equal value at the time of redemption. Any redemption of Hoya Intermediate common units in cash must be funded through a private or public offering of Class A Common Stock and is subject to Board of Director’s (“Board”) approval by Vivid Seats Inc. As of December 31, 2021, equity holders of Hoya Topco hold the majority of the voting rights on the Vivid Seats Inc. Board.
As the

redeemable noncontrolling interests are redeemable upon the occurrence of an event that is not solely within our control, we classify our redeemable noncontrolling interests as temporary equity. The redeemable noncontrolling interests were initially measured at Hoya Topco’s share in the net assets of Hoya Intermediate upon consummation of the Merger Transaction. Subsequent remeasurements of our redeemable noncontrolling interests are recorded as a deemed dividend each reporting period, which reduces retained earnings, if any, or additional paid-in
capital of Vivid Seats Inc. Remeasurements of our redeemable noncontrolling interests are based on the fair value of our Class A common stock.

Offering costs
Offering costs
—We incurred
incremental costs associated with the
Merger
Transaction and PIPE Financing related legal, accounting, and other third-party fees. In accordance with Staff Accounting Bulletin (“SAB”) Topic 5.A,
Expenses of Offering
, we deferred certain incremental costs directly associated with the Merger Transaction and PIPE Financing. These deferred costs were capitalized by us and subsequently charged against the gross proceeds of the Merger Transaction and PIPE Financing as a reduction to additional paid-in
capital on the Consolidated Balance Sheets. Our total transaction costs were $32.7 million, of which $20.2 million was charged against the gross proceeds of the Merger Transaction and PIPE Financing.

Equity-Based Compensation
Equity-Based Compensation
—We have granted restricted stock units (RSUs), stock options, profits interest, and phantom units. We started issuing RSUs and stock options following the Merger Transaction. The restricted stock units vest on a quarterly basis over a four-year period for non-directors
and on an annual basis over a five-year period for directors. The stock options vest on a quarterly basis over a four-year period and expire ten years from the date of the grant. Both are subject to the employee’s continued employment through the applicable vesting date. The fair value of stock options granted to certain employees is estimated on the grant date using the Hull-White model, a lattice model which assumes holders will exercise when they achieve certain return thresholds. We account for forfeitures in the period they occur. The RSU and stock options grants are
accounted for as equity-based compensation.
Prior to the Merger Transaction, certain members of management received profit interests in Hoya Topco, LLC and Phantom units in a cash bonus pool funded by Hoya Topco. Under Accounting Standards Codification (“ASC”) 718,
Compensation–Stock Compensation
, and ASC 480,
Distinguishing Liabilities from Equity
, the grants of profits interest meet the criteria to be recognized as equity-classified awards, whereas the grants of Phantom units meet the criteria to be recognized as liability-classified awards.
A market-based approach was used to determine the total equity value of Hoya Topco and allocate the resulting value between share classes using the Black-Scholes option pricing model to determine the grant date fair value of employee grants. The exercise prices used are based on various scenarios considering the waterfall payout structure of the units that exists at the Hoya Topco, LLC level.
For liability-based compensation with service and performance conditions, we recognize a liability for the fair value of the outstanding units only when we conclude it is probable that the performance condition will be achieved. As of December 31, 2021 and 2020, it is not probable the performance condition will be achieved.

Segment Reporting
Segment Reporting—
Operating segments are defined as components of an entity for which discrete financial information is available and is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in making decisions regarding resource allocation and performance assessment. Our CODM is our Chief Executive Officer. We have determined that we have two operating and reportable segments:
Marketplace and Resale.

Revenue Recognition
Revenue Recognition
—We recognize revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”). We adopted ASC 606 effective January 1, 2019, using the full retrospective transition method.
We report revenue on a gross or net basis based on management’s assessment of whether we are acting as a principal or agent in the transaction. Revenue is reported net of sales taxes. The determination of whether we are acting as a principal or an agent in a transaction is based on the evaluation of control over the ticket, including the right to sell the ticket, before it is transferred to the ticket buyer.
Marketplace
We act as an intermediary between ticket buyers and ticket sellers in our online secondary ticketing marketplace. Revenue primarily consists of service fees from ticketing operations and is reduced by incentives provided to ticket buyers.
We have one primary performance obligation, facilitating the Marketplace transaction between the ticket seller and ticket buyer and seller, which is satisfied at the time the order is confirmed. In this transaction, we act as an agent as it does not control the ticket prior to it transferring to the ticket buyer.
Revenue is recognized net of the amount due to the seller when the ticket seller confirms an order with the ticket buyer, at which point the seller is obligated to deliver the tickets to the buyer in accordance with the original marketplace listing. Payment from the buyer is due at the time of sale.
Our sales terms provide that we will compensate the ticket buyer for the total amount of the purchase if an event is cancelled, the ticket is invalid, or if the ticket is delivered after the promised time. We have determined this is considered a stand-ready obligation to provide a return that is not a separate performance obligation, but is an element of variable consideration, which results in a reduction to revenue. The revenue reversal is reflected within Accrued expenses and other current liabilities in the Consolidated Balance Sheets when the buyer has yet to be compensated. We estimate the customer compensation liability, and corresponding charge against revenue, using the expected value method, which best predicts customer compensation for future cancellations. To the extent we estimate that a portion of the refund is recoverable from the ticket seller, we record the recovery as revenue to align with the net presentation of the original transaction. The timing of event cancellations and rescheduling of postponed events versus new sales transactions can result in customer compensation costs exceeding current period sales resulting in negative marketplace revenue for that period.
In certain instances, ticket buyers are compensated with credit to be used on future purchases. When a credit is redeemed, revenue is recognized for the newly placed order. Breakage income from customer credits that are not expected to be used is estimated and recognized as revenue in proportion to the pattern of redemption for the customer credits that are used.
We also earn referral commissions on purchases of third-party insurance services by ticket buyers at the time of sale of the associated ticket on the Marketplace platform. Referral commissions are recognized as revenue when the ticket buyer makes a purchase from the third-party insurance provider during customer checkout. Payment from the third-party provider is due to us net 30 from when invoiced. This revenue is included within all categories of Marketplace disaggregated revenue described in Note 4,
Revenue Recognition.
Resale
We sell tickets we own on secondary ticket marketplaces. The Resale business has one performance obligation, which is to transfer control of a live event ticket to a ticket buyer once an order has been confirmed.
We act as a principal in these transactions as we own the ticket and therefore controls the ticket prior to transferring the ticket to
the customer. Revenue is recorded on a gross basis based on the value of the ticket and is recognized when an order is confirmed in the secondary ticket marketplace. Payment from the
marketplace is typically due upon delivery of the ticket or after the event has passed.
Secondary ticket marketplace terms and conditions require sellers to repay amounts received for events that are cancelled or tickets that are invalid or delivered after the promised time. We have determined that this obligation is a stand-ready obligation to provide a return that is not a separate performance obligation, but is an element of variable consideration, which results in a reduction to revenue. We recognize a liability for known and estimated cancellation charges within Accrued expenses and other current liabilities in the Consolidated Balance Sheets. We estimate the future customer compensation liability, and corresponding charge against revenue, using the expected value method. To the extent we estimate that a portion of the charge is recoverable from the event host, we record the estimated recovery asset to Prepaid expenses and other current assets.
When our Resale business sells a ticket in our own marketplace, the service fee is recorded in Marketplace revenues and the sales price of the ticket is recorded in Resale revenues.
Deferred Revenue
Deferred revenue consists of fees received related to unsatisfied performance obligations at the end of the period. The majority of the unsatisfied performance obligations are related to our loyalty program, Vivid Seats Rewards. Vivid Seats Rewards allows customers to earn credits on certain purchases and then redeem those credits on future transactions. The credits earned in the program represent a material right to the customer and constitute an additional performance obligation for us. As such, we defer revenue based on expected future usage and recognizes the deferred revenue as credits are redeemed.
Revenues of sales of contingent events, such as postseason sporting events, is initially recorded as Deferred revenue in the Consolidated Balance Sheets and is recognized when the contingency is resolved.

Sales Tax
Sales Tax
—Sales taxes are imposed by state, county, and city governmental authorities. We collect sales tax from the customer where required and remit to the appropriate governmental agency. Collected sales taxes are recorded as a liability until remitted. There is no impact on the Consolidated Statements of Operations as revenue is recorded net of sales tax.
Advertising Costs
Advertising Costs
—We utilize various forms of advertising, including paid search, sponsorship agreements,
e-mail
marketing, and other forms of media. Advertising costs are expensed as incurred and were $180.7 million, $37.5 million, and $175.9 million for the years ended December 31, 2021, 2020, and 2019 respectively. Advertising costs are presented as part of Marketing and selling expense in the Consolidated Statements of Operations.
Shipping and Handling
Shipping and Handling
—Shipping and handling charges to customers are included in Revenues in the Consolidated Statements of Operations. Shipping and handling costs incurred by us are treated as fulfillment activities, and as such are included in Cost of revenues in the Consolidated Statements of Operations. These costs are accrued upon recognition of revenue.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
As an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), we are provided the option to adopt new or revised accounting guidance either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public
business entities, including early adoption when permissible. The following provides a brief description of recent accounting pronouncements that could have a material effect on our financial statements:

Issued accounting standards adopted
Income taxes
—In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. The guidance was issued as part of FASB’s overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of Topic 740, “Income Taxes,” and simplification in several other areas. The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. We adopted this guidance on January 1, 2021, and it did not have a material impact on our consolidated financial statements.
Issued accounting standards not yet adopted

Leases
Leases
—In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which requires lessees to recognize a
right-of-use
asset and a
lease
liability for virtually all of their leases (other than leases that meet the definition of a short-term lease) in the balance sheet. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities,
deferred the effective date for
non-public
companies. ASU
2016-02
is now effective for fiscal periods beginning after December 15, 2021. We elected the extended transition period available to emerging growth companies and expects to adopt this guidance using a modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application, January 1, 2022. We expect that this standard will have a material effect on its consolidated financial statements. While we continue to assess all of the effects of the adoption, it currently estimates that the most significant impact upon adoption will be to record operating lease liabilities and right-of-use
assets for its real estate leases in the range of approximately $6.5 million to $9.0 million. There is no material impact to our Consolidated Statements of Operations or its Consolidated Statements of Cash Flows. The adoption of ASU
2016-02
will also require significant new disclosures about our leases.

Financial Instruments Credit Losses
Financial Instruments-Credit Losses
—In June
2016, the FASB
issued
ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which changes how entities will measure credit losses for financial assets and certain other instruments that are not measured at fair value through net income. The new expected credit loss impairment model requires immediate recognition of estimated credit losses expected to occur. Additional disclosures are required regarding assumptions, models, and methods for estimating the credit losses. ASU
2019-10,
Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
, deferred the effective date for
non-public
companies. The standard is effective for
non-public
companies for fiscal years beginning after December 15, 2022. We elected the extended transition period available to emerging growth companies and is currently evaluating the effect of adoption of the standard on our consolidated financial statements and related disclosures.

Reference Rate Reform
Reference Rate Reform
—In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, as modified in January 2021. The ASU is intended to help stakeholders during the global market-wide reference rate transition period. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The guidance also establishes (1) a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and (2) certain elective hedge accounting expedients. The amendment is effective for all entities starting March 12, 2020 and can be adopted through December 31, 2022. We have not yet decided the date of adoption of this standard. LIBOR is used to calculate the interest on borrowings under our June 2017 First Lien Loan. We are currently evaluating whether this guidance will have a significant impact on its consolidated financial statements and related disclosures.